Note 9 - Retirement Plans (Details) - Components of Net Periodic Benefit Cost (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Retirement Plans (Details) - Components of Net Periodic Benefit Cost [Line Items]
Service Cost	$ 46,427	$ 65,258	$ 139,280	$ 195,775
Interest Cost	45,708	62,909	137,126	188,726
Expected Return on Plan Assets	(90,310)	(81,546)	(270,932)	(244,639)
Amortization of prior service cost	5,644	5,644	16,932	16,932
Amortization of Actuarial Loss		35,883		107,648
Net Periodic Benefit Cost After Curtailments and Settlements	7,469	88,148	22,406	264,442
Net Periodic Benefit Cost [Member]
Note 9 - Retirement Plans (Details) - Components of Net Periodic Benefit Cost [Line Items]
Service Cost					261,033	182,848	155,831
Interest Cost					251,634	180,173	172,147
Expected Return on Plan Assets					(326,186)	(386,056)	(324,970)
Amortization of prior service cost					22,576	22,576	22,576
Amortization of Actuarial Loss					143,532	(4,163)	(1,203)
Net Periodic Benefit Cost After Curtailments and Settlements					$ 352,589	$ (4,622)	$ 24,381